Total
MFS Active Value ETF
MFS® Active Value ETF Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	MFS Active Value ETF MFS Active Value ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	MFS Active Value ETF MFS Active Value ETF
Management Fee	0.44%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.44%
[1]	The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not take into account brokerage commissions or other fees that you may pay to your financial intermediary when purchasing or selling shares of the fund.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example	MFS Active Value ETF MFS Active Value ETF USD ($)
1 Year	$ 45
3 Years	$ 141

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. The portfolio turnover rate for the fund as of February 29, 2024, the fiscal year end of the fund, is not available because the fund had not commenced operations as of that date.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in common stocks. Common stocks are equity securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Principal Risks
Risk Table - MFS Active Value ETF	Risk [Text Block]
Principal Risks

Principal Risks

As with any exchange-traded fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any exchange-traded fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Equity Market Risk/Company Risk

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Value Company Risk	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Fluctuation of Net Asset Value and Share Price Risk

Fluctuation of Net Asset Value and Share Price Risk: The net asset value (NAV) per share of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to purchases and sales, the existence of extreme market volatility, and/or a lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV and bid/ask spreads may widen. Shares of the fund may trade at a larger premium or discount to the NAV than shares of other ETFs that focus on other market segments or types of securities. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the fund may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings. If you buy fund shares when their market price is at a premium or sell fund shares when their market prices is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant Risks

Authorized Participant Risks: Only financial institutions authorized to transact daily with the fund (Authorized Participants) may engage in creation or redemption transactions directly with the fund, and Authorized Participants are not obligated to do so. To the extent an Authorized Participant cannot or is otherwise unwilling to engage in creation and redemption transactions, and no other Authorized Participant engages in such transactions, shares of the fund may trade at a significant discount or premium to NAV, experience wider intraday bid/ask spreads, and may face trading halts and/or delisting from the exchange.

Trading Issues Risk

Trading Issues Risk: There can be no assurance that an active trading market for the fund’s shares will develop or be maintained. In addition, trading of the fund’s shares may be halted or become less liquid. Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Most fund investors will buy and sell fund shares on the listing exchange or on another secondary market. When buying or selling shares of the fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries as determined by that financial intermediary.

Cash Transactions Risk

Cash Transactions Risk: Unlike certain ETFs that distribute portfolio securities entirely in-kind, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Performance Information

The bar chart and performance table are not included because the fund has not had a full calendar year of operations. Once the fund has commenced operations, updated performance information will be available online at mfs.com. Past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.